Investments	12 Months Ended
Dec. 31, 2018
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Investments

NOTE 8—INVESTMENTS

INVESTMENTS IN ASSOCIATES AND JOINT VENTURES ACCOUNTED FOR USING THE EQUITY METHOD

Investments in associates and joint ventures accounted for using the equity method are reported below in detail.

	As of December 31,
	2018	2017
	(millions of euros)
Tiglio I	5	7
NordCom	5	5
W.A.Y.	3	3
Others	3	2

Total Associates	16	17

Alfiere	—	—

Total Joint Ventures	—	—

Total Investments accounted for using the equity method	16	17

The changes in this item are broken down as follows:

	As of December 31, 2016	Investments	Disposals and reimbursements of capital	Valuation using equity method	As of December 31, 2017
	(millions of euros)
Tiglio I S.r.l	8			(1)	7
NordCom	5				5
W.A.Y.	3				3
Others	2				2

Total Associates	18	—	—	(1)	17

Alfiere	—				—

Total Joint Ventures	—	—	—	—	—

Total Investments accounted for using the equity method	18	—	—	(1)	17

	As of December 31, 2017	Investments	Disposals and reimbursements of capital	Valuation using equity method	As of December 31, 2018
	(millions of euros)
Tiglio I S.r.l	7			(2)	5
NordCom	5				5
W.A.Y.	3				3

Others	2			1	3

Total Associates	17	—	—	(1)	16

Alfiere	—	—	—	—	—

Total Joint Ventures	—	—	—	—	—

Total Investments accounted for using the equity method	17	—	—	(1)	16

The item joint ventures related to the investment in Alfiere S.p.A., a company that owns several buildings in the EUR area in Rome, whose value was essentially written down to nil in 2016.

The financial statements as of December 31, 2018 of Alfiere S.p.A. are currently not available. The main aggregated figures prepared with regard to the portion attributable to the TIM Group show amounts referring to the financial statements for 2017.

	2017
	Alfiere S.p.A.	Telecom Italia Group’s share 50%
	(millions of euros)
Non-current assets	156.6	78.3
Current assets	3.5	1.8

Total assets	160.1	80.1

Non-current liabilities	142.9	71.5
Current liabilities	13.6	6.8

Total liabilities	156.5	78.3
Equity	3.6	1.8

Total Equity and liabilities	160.1	80.1
Profit (loss) for the year	(5.7)	(2.9)

The list of investments accounted for using the equity method is presented in the Note “List of companies of the TIM Group”.

Investments in associates accounted for using the equity method of the TIM Group are not material either individually or in aggregate form.

INVESTMENTS IN STRUCTURED ENTITIES

TIM Group does not hold investments in structured entities.

OTHER INVESTMENTS

Other investments refer to the following:

	As of December 31, 2016	Investments	Disposals and reimbursements of capital	Measurement at fair value	Other changes	As of December 31, 2017
	(millions of euros)
Assicurazioni Generali	2			1		3
Fin.Priv.	17			3		20
Northgate Comms Tech Innovations Partners L.P. (ex Northgate Telecom Innovations Partners L.P.)	14	3				17
Others	13				(2)	11

Total	46	3	—	4	(2)	51

	As of December 31, 2017	IFRS 9 Adoption	Investments	Disposals and reimbursements of capital	Measurement at fair value	Other changes	As of December 31, 2018
	(millions of euros)
Assicurazioni Generali	3						3
Fin.Priv.	20				(4)		16
Northgate Comms Tech Innovations Partners L.P. (ex Northgate Telecom Innovations Partners L.P.)	17	(3)	2				16
Others	11	3	1	(1)			14

Total	51	—	3	(1)	(4)	—	49

As permitted by IFRS 9, TIM now measures all Other Investments at fair value through other comprehensive income (FVTOCI).

Further details on Financial Instruments are provided in the Note “Supplementary disclosure on financial instruments”.